SHARE-BASED PAYMENTS - Share-based payment expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based payments expense	$ 63.9	$ 61.5
Impact of equity swap agreements (Note 31)	(3.1)	(14.6)
Amount capitalized	(0.8)	(1.0)
Share-based payments expense, net of equity swap (Note 26)	60.0	45.9
Stock option plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity-settled plans	6.2	5.9
RSU plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity-settled plans	12.0	6.6
PSU plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity-settled plans	18.7	12.7
Stock purchase plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cash-settled plans	17.6	16.2
DSU plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cash-settled plans	8.9	14.9
RSU plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cash-settled plans	0.1	1.9
PSU plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cash-settled plans	$ 0.4	$ 3.3